Cash Flow Information (Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net loss		$ (581,443)	$ (614,701)
Loss from discontinued operations			9,105
Stock-based compensation		86,245	67,248
Accretion expense		5,131	754
Depreciation		56,265	30,583
Accrued interest income		(10,345)	(9,124)
Financing costs		164,384
Unrealized losses on long-term investments		4,515	2,804
Realized gains on sale of long-term investments		(6,125)	(10,628)
Unrealized gains on other long-term investments		(11,463)	(3,573)
Realized gains on other long-term investments		(4,483)	(123)
Change in fair value of derivative		(194,664)	432,536
Change in fair value of embedded derivatives		(39,512)	(106,489)
Unrealized foreign exchange (gains) losses		(14,308)	13,589
Share of loss (income) of significantly influenced investees		32,944	(17,208)
Write-down of current assets		42,095	23,224
Write-down of carrying values of property, plant and equipment		15,245	16,605
Gain on settlement of note receivable	(103,000)		(102,995)
Write-down of carrying value of long-term investments		34,605	9,550
Deferred income taxes		(18,690)	(9,268)
Bonus shares		5,621	3,802
Accounts receivable		40,960	(47,210)
Due from related parties		(445)
Inventories		(314,601)	(89,193)
Prepaid expenses		5,836	(33,016)
Accounts payable and accrued liabilities		126,738	55,688
Payable to related parties		66,116
Interest payable on long-term debt		2,074	6,319
Cash used in operating activities		$ (507,305)	$ (371,721)